Right of use Assets - Detailed Information About Right Of Use Assets (Detail) - 12 months ended Dec. 31, 2019 ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Disclosure of detailed information about Right of use Assets [Line Items]
End of year	¥ 43,073	$ 6,187
Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	0
Additions	6,906
Disposals	(461)
End of year	70,333
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	0
Disposals	461
Charge for the year	(11,192)
End of year	(27,260)
Impact On Initial Application Of Ifrs 16 [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	63,888
Impact On Initial Application Of Ifrs 16 [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(16,529)
As Restated [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	47,359
As Restated [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	63,888
As Restated [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(16,529)
Buildings [member]
Disclosure of detailed information about Right of use Assets [Line Items]
End of year	9,325
Buildings [member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	0
Additions	3,620
End of year	17,730
Buildings [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	0
Charge for the year	(3,443)
End of year	(8,405)
Buildings [member] | Impact On Initial Application Of Ifrs 16 [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	14,110
Buildings [member] | Impact On Initial Application Of Ifrs 16 [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(4,962)
Buildings [member] | As Restated [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	9,148
Buildings [member] | As Restated [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	14,110
Buildings [member] | As Restated [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(4,962)
Telecommunications equipment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
End of year	23,922
Telecommunications equipment [member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	0
Additions	2,814
Disposals	(461)
End of year	37,984
Telecommunications equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	0
Disposals	461
Charge for the year	(7,308)
End of year	(14,062)
Telecommunications equipment [member] | Impact On Initial Application Of Ifrs 16 [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	35,631
Telecommunications equipment [member] | Impact On Initial Application Of Ifrs 16 [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(7,215)
Telecommunications equipment [member] | As Restated [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	28,416
Telecommunications equipment [member] | As Restated [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	35,631
Telecommunications equipment [member] | As Restated [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(7,215)
Land use rights [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
End of year	9,173
Land use rights [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	0
Additions	178
End of year	13,682
Land use rights [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	0
Charge for the year	(295)
End of year	(4,509)
Land use rights [Member] | Impact On Initial Application Of Ifrs 16 [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	13,504
Land use rights [Member] | Impact On Initial Application Of Ifrs 16 [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(4,214)
Land use rights [Member] | As Restated [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	9,290
Land use rights [Member] | As Restated [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	13,504
Land use rights [Member] | As Restated [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(4,214)
Other assets [member]
Disclosure of detailed information about Right of use Assets [Line Items]
End of year	653
Other assets [member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	0
Additions	294
End of year	937
Other assets [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	0
Charge for the year	(146)
End of year	(284)
Other assets [member] | Impact On Initial Application Of Ifrs 16 [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	643
Other assets [member] | Impact On Initial Application Of Ifrs 16 [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	(138)
Other assets [member] | As Restated [Member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	505
Other assets [member] | As Restated [Member] | Carrying amount [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	643
Other assets [member] | As Restated [Member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about Right of use Assets [Line Items]
Beginning of year	¥ (138)